About the presentation of our financial statements - Restatement of deferred tax balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Other Disclosures [Line Items]
Deferred tax assets	$ 3,624		$ 2,796	[1]
Deferred tax liabilities	(2,584)		(3,164)	[1]
Deferred tax liability (asset)	(1,040)		368		$ (395)
Deferred tax assets arising from:
- Provisions and other liabilities			1,586
- Capital allowances			(57)
Net deferred tax assets			1,529
Deferred tax liabilities arising from Capital allowances	252		(1,062)
Profit after tax for the year	$ 9,953	[2]	13,048	[3],[4]	22,597	[2],[3]
Opening balance as previously reported
Other Disclosures [Line Items]
Deferred tax assets			2,766
Deferred tax liabilities			(3,601)
Impact of IAS 12 amendments
Other Disclosures [Line Items]
Deferred tax assets			30
Deferred tax liabilities			437
Deferred tax liability (asset)			467
Impact of IAS 12 amendments | Close-Down And Restoration Obligations, Related Capitalised Closure Costs And Additional Gross Deferred Tax Liabilities
Other Disclosures [Line Items]
Deferred tax assets			1,380
Deferred tax liabilities			(922)
Impact of IAS 12 amendments | Lease Liabilities And Related Right-Of-Use Assets
Other Disclosures [Line Items]
Deferred tax assets			149
Deferred tax liabilities			(140)
Impact of IAS 12 amendments | Depreication Of Closure, Right Of Use Assets, And Settlement Of Closure And Lease Liabilities
Deferred tax assets arising from:
Profit after tax for the year			$ 28		$ 22

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.